AXA Equitable Life Insurance Company

Supplement dated February 4, 2013 to the current prospectuses and supplements to the prospectuses for:

•	Income Manager® Accumulator®
•	Accumulator® (IRA, NQ, QP)
•	Accumulator®
•	Accumulator® Elite
•	Income Manager® Rollover IRA
•	Accumulator® Plus
•	Accumulator® Select
•	Accumulator® Series

This Supplement modifies certain information in the above-referenced current Prospectuses, Supplements to the Prospectuses and Statements of Additional Information, as previously supplemented (together the ‘‘Prospectuses’’). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain Portfolio substitutions. The Portfolios discussed below may not be available in all contracts. Please note the following:

1.	Changes to Portfolios of AXA Premier VIP Trust and EQ Advisors Trust

A.	Portfolio Substitutions — Combination of certain variable investment options

On or about May 20, 2013, subject to regulatory approval, interests in certain variable investment options (the ‘‘surviving options’’) will replace interests in current variable investment options (the ‘‘replaced options’’), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option at relative net asset value. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. In addition, if you are enrolled in any optional rebalancing program, any election to rebalance with respect to a replaced option will be considered as a rebalancing election to the applicable surviving option.

You may transfer your account value among the investment options, as usual. These transfers will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other ‘‘market timing’’ activities by contract owners or agents of contract owners as more fully described in “Disruptive transfer activity” under “Transferring your money among investment options.” Any contract value remaining in a replaced option on the substitution date will be transferred to the corresponding surviving option. Please note that AXA Equitable will bear all expenses related to the substitutions, and it will have no tax consequences for you. Please contact the customer service center referenced in your Prospectus for more information about these options and for information on how to transfer your contract value.

The following is a list of each Replaced Portfolio(s) and its Surviving Portfolio.

Replaced (Current) Portfolio Name(s)	Surviving (New) Portfolio Name
Multimanager Mid Cap Growth	AXA Tactical Manager 400(1)
Multimanager Small Cap Growth Multimanager Small Cap Value	AXA Tactical Manager 2000(1)
EQ/PIMCO Ultra Short Bond	EQ/AllianceBernstein Short Duration Government Bond(1)
EQ/Global Bond PLUS Multimanager Multi-Sector Bond(*)	EQ/Core Bond Index
EQ/Oppenheimer Global	EQ/Global Multi-Sector Equity
EQ/MFS International Growth Multimanager International Equity	EQ/International Core PLUS
EQ/Capital Guardian Research EQ/Davis New York Venture EQ/Lord Abbett Large Cap Core EQ/UBS Growth and Income Multimanager Large Cap Core Equity	EQ/Large Cap Core PLUS

IF
Accum Pre ’02 – Accum 7.5	#475818

Replaced (Current) Portfolio Name(s)	Surviving (New) Portfolio Name
EQ/Equity Growth PLUS EQ/Montag & Caldwell Growth EQ/T. Rowe Price Growth Stock EQ/Wells Fargo Omega Growth Multimanager Aggressive Equity(*)	EQ/Large Cap Growth PLUS
EQ/BlackRock Basic Value Equity(**) EQ/Boston Advisors Equity Income(**) EQ/JPMorgan Value Opportunities(**) EQ/Van Kampen Comstock(**) Multimanager Large Cap Value(**)	EQ/Large Cap Value PLUS
Multimanager Mid Cap Value	EQ/Mid Cap Value PLUS
Multimanager Core Bond	EQ/Quality Bond PLUS
(1)	The Surviving Portfolio is new to your contract and will be added to the Prospectus as of the date the substitution occurs.
(*)

If you own Income Manager® Accumulator® or Income Manager® Rollover IRA, the “Replaced (Current) Portfolios” are Class A shares in the AXA Premier VIP Trust and will be replaced with Class IB shares of the Surviving Portfolio in the EQ Advisors Trust.

(**)

If you own Income Manager® Accumulator® or Income Manager® Rollover IRA, the “Replaced (Current) Portfolios” are Class B shares in the AXA Premier VIP Trust or Class IB shares in the EQ Advisors Trust and will be replaced with Class IA shares of the Surviving Portfolio in the EQ Advisors Trust.

B.	Important information about the effective annual roll-up rate credited to your guaranteed minimum death benefit base and guaranteed minimum income benefits base

For the purposes of calculating any applicable guaranteed minimum death benefit base or guaranteed minimum income benefit base (hereinafter, “benefit base”) that is computed based on an annual roll-up rate, the effective annual roll-up rate credited to your benefit base for each surviving option will not be less than the replaced option. For more information about these benefits, please see “Contract features and benefits” in your Prospectus, or your contract, or consult with your financial professional.

Accumulator® Series and Income Manager® are issued by and are registered service marks of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC

1290 Avenue of the Americas

New York, NY 10104

Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

2

AXA Equitable Life Insurance Company

Supplement dated February 4, 2013 to the current prospectuses and supplements to the prospectuses for Accumulator® Series

This Supplement modifies certain information in the above-referenced current prospectus, supplements to the prospectus and statements of additional information, as previously supplemented (together the ‘‘Prospectuses’’). The prospectus and statement of additional information are hereby incorporated by reference, respectively. You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain Portfolio substitutions. The Portfolios discussed below are not available in all contracts. Please note the following:

1.	Changes to Portfolios of AXA Premier VIP Trust and EQ Advisors Trust

A.	Portfolio Substitutions — Combination of certain variable investment options

On or about May 20, 2013, subject to regulatory approval, interests in certain variable investment options (the ‘‘surviving options’’) will replace interests in current variable investment options (the ‘‘replaced options’’), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option at relative net asset value. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. In addition, if you are enrolled in any optional rebalancing program, any election to rebalance with respect to a replaced option will be considered as a rebalancing election to the applicable surviving option.

You may transfer your account value among the investment options, as usual. These transfers will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other ‘‘market timing’’ activities by contract owners or agents of contract owners as more fully described in “Disruptive transfer activity” under “Transferring your money among investment options.” Any contract value remaining in a replaced option on the substitution date will be transferred to the corresponding surviving option. Please note that AXA Equitable will bear all expenses related to the substitutions, and it will have no tax consequences for you. Please contact the customer service center referenced in your Prospectus for more information about these options and for information on how to transfer your contract value.

The following is a list of each Replaced Portfolio(s) and its Surviving Portfolio.

Replaced (Current) Portfolio Name(s)	Surviving (New) Portfolio Name
Multimanager Mid Cap Growth	AXA Tactical Manager 400(1)
Multimanager Small Cap Growth Multimanager Small Cap Value	AXA Tactical Manager 2000(1)
EQ/PIMCO Ultra Short Bond	EQ/AllianceBernstein Short Duration Government Bond(1) (2)
EQ/Global Bond PLUS Multimanager Multi-Sector Bond	EQ/Core Bond Index
EQ/Oppenheimer Global	EQ/Global Multi-Sector Equity
EQ/MFS International Growth Multimanager International Equity	EQ/International Core PLUS
EQ/Capital Guardian Research EQ/Davis New York Venture EQ/Lord Abbett Large Cap Core EQ/UBS Growth and Income Multimanager Large Cap Core Equity	EQ/Large Cap Core PLUS
EQ/Equity Growth PLUS EQ/Montag & Caldwell Growth EQ/T. Rowe Price Growth Stock EQ/Wells Fargo Omega Growth Multimanager Aggressive Equity	EQ/Large Cap Growth PLUS

IF
Accum 8.0.8.2,8.3	#475966

Replaced (Current) Portfolio Name(s)	Surviving (New) Portfolio Name
EQ/BlackRock Basic Value Equity EQ/Boston Advisors Equity Income EQ/JPMorgan Value Opportunities EQ/Van Kampen Comstock Multimanager Large Cap Value	EQ/Large Cap Value PLUS(1)
Multimanager Mid Cap Value	EQ/Mid Cap Value PLUS
Multimanager Core Bond	EQ/Quality Bond PLUS
(1)	The Surviving Portfolio is new to your contract and will be added to the Prospectus as of the date the substitution occurs.
(2)	This variable investment option is only available if you purchased your contract prior to approximately February 17, 2009.

B.	Important information about the effective annual roll-up rate credited to your guaranteed minimum death benefit base and guaranteed minimum income benefits base

For the purposes of calculating any applicable guaranteed minimum death benefit base or guaranteed minimum income benefit base (hereinafter, “benefit base”) that is computed based on an annual roll-up rate, the effective annual roll-up rate credited to your benefit base for each surviving option will be the same as the replaced option. For more information about these benefits, please see “Contract features and benefits” in your Prospectus, or your contract, or consult with your financial professional.

Accumulator® Series is issued by and is a registered service mark of

AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC

1290 Avenue of the Americas

New York, NY 10104

Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

2

AXA Equitable Life Insurance Company

Supplement dated February 4, 2013 to the current prospectuses and supplements to the prospectuses for Accumulator® Series

This Supplement modifies certain information in the above-referenced current prospectus, supplements to the prospectus and statements of additional information, as previously supplemented (together the ‘‘Prospectuses’’). The prospectus and statement of additional information are hereby incorporated by reference, respectively. You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain Portfolio substitutions. The Portfolios discussed below may not be available in all contracts. Please note the following changes:

1.	Changes to Portfolios of AXA Premier VIP Trust and EQ Advisors Trust

A.	Portfolio Substitutions — Combination of certain variable investment options

On or about May 20, 2013, subject to regulatory approval, interests in certain variable investment options (the ‘‘surviving options’’) will replace interests in current variable investment options (the ‘‘replaced options’’), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option at relative net asset value. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. In addition, if you are enrolled in any optional rebalancing program, any election to rebalance with respect to a replaced option will be considered as a rebalancing election to the applicable surviving option.

You may transfer your account value among the investment options, as usual. These transfers will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other ‘‘market timing’’ activities by contract owners or agents of contract owners as more fully described in “Disruptive transfer activity” under “Transferring your money among investment options.” Any contract value remaining in a replaced option on the substitution date will be transferred to the corresponding surviving option. Please note that AXA Equitable will bear all expenses related to the substitutions, and it will have no tax consequences for you. Please contact the customer service center referenced in your Prospectus for more information about these options and for information on how to transfer your contract value.

The following is a list of each Replaced Portfolio(s) and its Surviving Portfolio.

Replaced (Current) Portfolio Name(s)	Surviving (New) Portfolio Name
Multimanager Mid Cap Growth	AXA Tactical Manager 400(1)
Multimanager Small Cap Growth Multimanager Small Cap Value	AXA Tactical Manager 2000(1)
EQ/Oppenheimer Global	EQ/Global Multi-Sector Equity(1)
Multimanager Core Bond	EQ/Quality Bond PLUS
EQ/MFS International Growth Multimanager International Equity	EQ/International Core PLUS
EQ/Capital Guardian Research EQ/Davis New York Venture EQ/Lord Abbett Large Cap Core EQ/UBS Growth and Income Multimanager Large Cap Core Equity	EQ/Large Cap Core PLUS
EQ/T. Rowe Price Growth Stock EQ/Wells Fargo Omega Growth Multimanager Aggressive Equity	EQ/Large Cap Growth PLUS
EQ/BlackRock Basic Value Equity EQ/Boston Advisors Equity Income EQ/JPMorgan Value Opportunities EQ/Van Kampen Comstock Multimanager Large Cap Value	EQ/Large Cap Value PLUS
Multimanager Mid Cap Value	EQ/Mid Cap Value PLUS
(1)	The Surviving Portfolio is new to your contract and will be added to the Prospectus as of the date the substitution occurs.

IF
Accum 9.0	#475970

B.	Variable investment option changes in Option B — Custom Selection allocations

(a)	The variable investment options in the four categories in “Option B — Custom Selection” in “Allocating your contributions” under “Contract features and benefits” in your Prospectus are deleted in their entirety and are replaced with the following:

Category 1: Fixed Income

EQ/Core Bond Index

EQ/Intermediate Government Bond

EQ/Money Market

EQ/Quality Bond PLUS

Category 2: Core Diversified

AXA Balanced Strategy

AXA Conservative Growth Strategy

AXA Conservative Strategy

AXA Growth Strategy

AXA Moderate Growth Strategy

EQ/Common Stock Index

EQ/Equity 500 Index

EQ/Franklin Templeton Allocation

EQ/Large Cap Core PLUS

EQ/Large Cap Growth Index

EQ/Large Cap Growth PLUS

EQ/Large Cap Value Index

EQ/Large Cap Value PLUS

Category 3: Small Cap/Mid Cap/International

AXA Tactical Manager 400

AXA Tactical Manager 2000

EQ/AllianceBernstein Small Cap Growth

EQ/Global Multi-Sector Equity

EQ/International Equity Index

EQ/International Value PLUS

EQ/International Core PLUS

EQ/Mid Cap Index

EQ/Mid Cap Value PLUS

EQ/Small Company Index

Category 4: Specialty

EQ/AXA Franklin Small Cap Value Core

EQ/Calvert Socially Responsible

EQ/Morgan Stanley Mid Cap Growth

EQ/Templeton Global Equity

Multimanager Technology

(b)	The category and investment option limits chart in “Allocating your contributions” under “Contract features and benefits” in your Prospectus is deleted in its entirety and replaced with the following:

Category	1 Fixed Income	2 Core Diversified	3 Small/Mid/ International	4 Specialty
Maximum for category	100%	70%	20%	10%
Minimum for category	30%	0%	0%	0%
Maximum for each option	30%	35%(1)	10%(2)	5%
(1)	AXA Balanced Strategy, AXA Conservative Growth Strategy, AXA Conservative Strategy, AXA Growth Strategy and AXA Moderate Growth Strategy have a 70% per option maximum limit.
(2)	EQ/Mid Cap Index and EQ/Small Company Index have a 20% per option maximum limit.

(c)	The rules that apply to the allocation of your contributions in the event of changes to the category and investment option limits continue to apply. As a reminder, please note the following:

•	Any amounts you have allocated among the variable investment options will not be automatically reallocated to conform with the new category and investment option limits.

•	If your allocation instructions on file prior to a change to our category and investment option limits do not comply with our new category and investment option limits:

—	you will not be automatically required to change your allocation instructions;

—	if you make a subsequent contribution, you will not be required to change your allocation instructions (subsequent contributions may not be permitted in your contract);

—	if you initiate a transfer, you will be required to change your instructions.

•

Any change to your allocation instructions must comply with our new category and investment option limits. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

Please see “Possible changes to the category and investment option limits” in “Allocating your contributions” under “Contract features and benefits” in your Prospectus for more information.

2

C.	Important information about the effective annual roll-up rate credited to your guaranteed minimum death benefit base and guaranteed minimum income benefits base

For the purposes of calculating any applicable guaranteed minimum death benefit base or guaranteed minimum income benefit base (hereinafter, “benefit base”) that is computed based on an annual roll-up rate, the effective annual roll-up rate credited to your benefit base for each surviving option will be the same as the replaced option. For more information about these benefits, please see “Contract features and benefits” in your Prospectus, or your contract, or consult with your financial professional.

Accumulator® Series is issued by and is a registered service mark of

AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC

1290 Avenue of the Americas

New York, NY 10104

Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

3